Revenue	9 Months Ended
Sep. 30, 2020
Revenue from Contract with Customer [Abstract]
Revenues	Revenues
The Company’s primary source of revenue is chartering its vessels and offshore units to its customers. The Company utilizes four primary forms of contracts, consisting of time-charter contracts, voyage charter contracts, bareboat charter contracts and contracts for FPSO units. The Company also generates revenue from the management and operation of vessels owned by third parties and by equity-accounted investments as well as by providing corporate management services to such third-party entities. For a description of these contracts, see "Item 18 – Financial Statements: Note 2" in the Company’s Annual Report on Form 20-F for the year ended December 31, 2019.

Revenue Table
The following tables contain the Company’s revenue for the three and nine months ended September 30, 2020 and 2019, by contract type, by segment and by business lines within segments.

	Three Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	136,203	—	42,180	—	3,947	—	182,330
Voyage charters	9,982	—	125,819	—	—	—	135,801
Bareboat charters	—	—	—	293	—	—	293
FPSO contracts	—	—	—	15,952	—	—	15,952
Management fees and other	2,750	—	2,241	—	57,150	—	62,141
	148,935	—	170,240	16,245	61,097	—	396,517

	Three Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	129,633	1,597	1,909	—	12,642	(7,246)	138,535
Voyage charters	10,846	—	178,174	—	—	—	189,020
Bareboat charters	6,196	—	—	—	—	—	6,196
FPSO contracts	—	—	—	44,558	—	—	44,558
Management fees and other	1,383	—	7,361	—	38,633	150	47,527
	148,058	1,597	187,444	44,558	51,275	(7,096)	425,836

	Nine Months Ended September 30, 2020
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	402,509	—	92,733	—	13,000	—	508,242
Voyage charters	27,682	—	651,223	—	—	—	678,905
Bareboat charters	—	—	—	590	—	—	590
FPSO contracts	—	—	—	90,375	—	—	90,375
Management fees and other	6,836	—	14,676	—	153,752	—	175,264
	437,027	—	758,632	90,965	166,752	—	1,453,376

	Nine Months Ended September 30, 2019
	Teekay LNG Liquefied Gas Carriers	Teekay LNG Conventional Tankers	Teekay Tankers Conventional Tankers	Teekay Parent Offshore Production	Teekay Parent Other	Eliminations and Other	Total

	$	$	$	$	$	$	$
Time charters	394,092	6,728	6,815	—	26,989	(9,733)	424,891
Voyage charters	28,864	—	591,746	—	—	—	620,610
Bareboat charters	18,387	—	—	—	—	—	18,387
FPSO contracts	—	—	—	151,824	—	—	151,824
Management fees and other	4,388	—	34,051	—	122,934	(1,979)	159,394
	445,731	6,728	632,612	151,824	149,923	(11,712)	1,375,106
The following table contains the Company's total revenue for the three and nine months ended September 30, 2020 and 2019, by those contracts or components of contracts accounted for as leases and by those contracts or components not accounted for as leases.

	Three Months Ended September 30,		Nine Months Ended September 30,
	2020	2019	2020	2019
	$	$	$	$
Lease revenue
Lease revenue from lease payments of operating leases	305,321	339,346	1,181,911	1,087,289
Interest income on lease receivables	12,952	12,978	38,495	38,741
Variable lease payments – cost reimbursements (1)	10,730	14,169	37,578	39,483
Variable lease payments – other (2)	—	6,542	5,218	33,686
	329,003	373,035	1,263,202	1,199,199
Non-lease revenue
Non-lease revenue – related to sales-type or direct financing leases	5,373	5,274	14,910	16,513
Management fees and other income	62,141	47,527	175,264	159,394
	67,514	52,801	190,174	175,907
Total	396,517	425,836	1,453,376	1,375,106
(1)Reimbursement for vessel operating expenditures and dry-docking expenditures received from the Company's customers relating to such costs incurred by the Company to operate the vessel for the customer.
(2)Compensation from time-charter contracts based on spot market rates in excess of a base daily hire amount, production tariffs based on the volume of oil produced, the price of oil and other monthly or annual operational performance measures.
Operating Leases

As at September 30, 2020, the minimum scheduled future rentals to be received by the Company in each of the next five years for time charters, bareboat charters and FPSO contracts that were accounted for as operating leases were approximately $172.8 million (remainder of 2020), $573.6 million (2021), $444.9 million (2022), $334.5 million (2023) and $259.3 million (2024).

Minimum scheduled future revenues should not be construed to reflect total charter hire revenues for any of the years. Minimum scheduled future revenues do not include revenue generated from new contracts entered into after September 30, 2020, revenue from unexercised option periods of contracts that existed on September 30, 2020, revenue from vessels in the Company’s equity-accounted investments or variable or contingent revenues accounted for under ASC 842 Leases. In addition, minimum scheduled future operating lease revenues presented in this paragraph have been reduced by estimated off-hire time for any periodic maintenance and do not reflect the impact of revenue sharing arrangements whereby time-charter revenues are shared with other revenue sharing arrangement participants. The amounts may vary given unscheduled future events such as vessel maintenance.

Net Investment in Direct Financing Leases and Sales-Type Leases

On March 27, 2020, the Company entered into a bareboat charter with Britoil Limited (or BP), a subsidiary of BP p.l.c., for the Petrojarl Foinaven FPSO for a period up to December 2030. BP may cancel the charter on six-months notice. Under the terms of this charter, Teekay received a cash payment of approximately $67 million in April 2020 and will receive a nominal per day rate over the life of the contract and a lump sum payment at the end of the contract period, which is expected to cover the costs of recycling the FPSO unit in accordance with EU ship recycling regulations. The charter was classified and accounted for as a sales-type lease. Consequently, the Company recognized a net investment in sales-type lease of $81.9 million and an asset retirement obligation of $6.1 million, derecognized the carrying value of the Petrojarl Foinaven FPSO and related customer contract, and recognized a gain of $44.9 million in the three months ended March 31, 2020. As at September 30, 2020, the net investment in sales-type lease was $14.8 million, with the majority of the reduction relating to the cash payment of $67 million received in April 2020.

As at September 30, 2020, Teekay LNG had three liquefied natural gas (or LNG) carriers, excluding vessels in its equity-accounted joint ventures, which are accounted for as direct financing leases. For a description of Teekay LNG's LNG carriers accounted for as direct financing leases, see "Item 18 – Financial Statements: Note 2" to the Company's Annual Report on Form 20-F for the year ended December 31, 2019.

As at December 31, 2019, Teekay LNG had two additional LNG carriers, the WilForce and the WilPride, that were chartered to Awilco LNG ASA (or Awilco) and were accounted for as sales-type leases. In January 2020, Awilco purchased both carriers from Teekay LNG and paid Teekay LNG the associated purchase obligation, deferred hire amounts and interest on deferred hire amounts, totaling $260 million relating to these two vessels.
As at September 30, 2020, estimated minimum lease payments to be received related to direct financing and sales-type leases in each of the next five years were approximately $16.4 million (remainder of 2020), $64.6 million (2021), $64.6 million (2022), $64.4 million (2023), $64.7 million (2024) and an aggregate of $522.3 million thereafter. The leases are scheduled to end between 2025 and 2039.
Contract Liabilities

The Company enters into certain customer contracts that result in situations where the customer will pay consideration upfront for performance to be provided in the following month or months. These receipts are contract liabilities and are presented as deferred revenue until performance is provided. As at September 30, 2020 and December 31, 2019, there were contract liabilities of $32.7 million and $32.4 million, respectively. During the three and nine months ended September 30, 2020, the Company recognized revenues of $36.0 million and $32.4 million, respectively (three and nine months ended September 30, 2019 – $23.3 million and $26.4 million, respectively), included in contract liability at the beginning of such periods.